SUPPLEMENT TO THE

VARIABLE INSURANCE PRODUCTS FUND:

MONEY MARKET PORTFOLIO, HIGH INCOME PORTFOLIO,
EQUITY-INCOME PORTFOLIO,
GROWTH PORTFOLIO, AND OVERSEAS PORTFOLIO

VARIABLE INSURANCE PRODUCTS FUND II:
INVESTMENT GRADE BOND PORTFOLIO, ASSET MANAGER PORTFOLIO,
ASSET MANAGER: GROWTH PORTFOLIO, INDEX 500 PORTFOLIO,
AND CONTRAFUND PORTFOLIO

VARIABLE INSURANCE PRODUCTS FUND III:
BALANCED PORTFOLIO, GROWTH & INCOME PORTFOLIO,
GROWTH OPPORTUNITIES PORTFOLIO, AND MID CAP PORTFOLIO

INITIAL CLASS AND SERVICE CLASS

APRIL 30, 1999

STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF MONEY MARKET PORTFOLIO"IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (The limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER:
GROWTH, AND MID CAP PORTFOLIOS'" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

(iii) Each fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) Each fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOR HIGH INCOME PORTFOLIO FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER: GROWTH, AND MID CAP PORTFOLIOS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

For purposes of investing at least 65% of the fund's total assets in income-producing debt securities, preferred stocks and convertible securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOR EQUITY-INCOME PORTFOLIO FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER: GROWTH, AND MID CAP PORTFOLIOS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

For purposes of investing at least 65% of the fund's total assets in income-producing equity securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOR OVERSEAS PORTFOLIO FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER: GROWTH, AND MID CAP PORTFOLIOS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

For purposes of investing at least 65% of the fund's total assets in foreign securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOR BALANCED PORTFOLIO FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER: GROWTH, AND MID CAP PORTFOLIOS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

For purposes of investing at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock), FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOR MID CAP PORTFOLIO FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER: GROWTH, AND MID CAP PORTFOLIOS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

For purposes of investing at least 65% of the fund's total assets in securities of companies with medium market capitalization, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH FOUND UNDER THE
HEADING "SOURCES OF CREDIT OR LIQUIDITY SUPPORT" IN THE"INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 15.

SOURCES OF LIQUIDITY OR CREDIT SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

THE FOLLOWING INFORMATION REPLACES THE TENTH PARAGRAPH FOUND UNDER THE HEADING "PORTFOLIO TRANSACTIONS" ON PAGE 38.

To the extent permitted by applicable law, FMR (BT for Index 500) is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds (Index 500) and to use the research services of brokerage and other firms that have provided such assistance. FMR (BT for Index 500) may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp. (and, for Index 500, BT Brokerage Corporation and BT Futures Corp., indirect subsidiaries of Deutsche Bank AG), if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER "PERFORMANCE COMPARISONS" IN THE "PERFORMANCE" SECTION ON PAGE 61.

High Income Portfolio may compare its performance to that of the Merrill Lynch High Yield Master II Index, a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Issues must have an outstanding par value of at least $50 million to be included in the index.

   THE FOLLOWING INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS"
SECTION BEGINNING ON PAGE 63 HAS BEEN REMOVED.

   LEONARD M. RUSH (52), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 63.

   NED C. LAUTENBACH (55), Member of the Advisory Board (1999), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

   THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 67.

   The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended December 31, 1998.

COMPENSATION TABLE


AGGREGATE COMPENSATION
FROM A                    Edward C. Johnson 3d**  J. Gary  Burkhead**  Ralph F. Cox  Phyllis Burke Davis  Robert  M. Gates
FUND

Money MarketB             $ 0                     $ 0                  $ 482         $ 476                $ 482

High IncomeB              $ 0                     $ 0                  $ 891         $ 880                $ 892

Equity-IncomeB,C,G        $ 0                     $ 0                  $ 3,902       $ 3,850              $ 3,903

GrowthB,D,G               $ 0                     $ 0                  $ 3,141       $ 3,096              $ 3,139

OverseasB,E,G             $ 0                     $ 0                  $ 740         $ 730                $ 741

Investment Grade BondB    $ 0                     $ 0                  $ 161         $ 159                $ 161

Asset ManagerB,F,G        $ 0                     $ 0                  $ 1,643       $ 1,622              $ 1,644

Index 500B                $ 0                     $ 0                  $ 975         $ 960                $ 974

ContrafundB               $ 0                     $ 0                  $ 1,732       $ 1,707              $ 1,731

Asset Manager: GrowthB    $ 0                     $ 0                  $ 176         $ 174                $ 176

BalancedB                 $ 0                     $ 0                  $ 89          $ 88                 $ 89

Growth & IncomeB          $ 0                     $ 0                  $ 228         $ 223                $ 227

Growth OpportunitiesB     $ 0                     $ 0                  $ 465         $ 459                $ 465

Mid Cap+B                 $ 0                     $ 0                  $ 25          $ 25                 $ 25

TOTAL COMPENSATION FROM
THE                       $ 0                      $ 0                 $223,500      $220,500             $223,500
FUND COMPLEX*, A




AGGREGATE COMPENSATION FROM A E. Bradley Jones  Donald J. Kirk  Ned C. Lautenbach ***  Peter S. Lynch **  William O. McCoy
FUND

Money MarketB                 $ 478             $ 489           $ 0                    $ 0                $ 482

High IncomeB                  $ 886             $ 904           $ 0                    $ 0                $ 892

Equity-IncomeB,C,G            $ 3,878           $ 3,955         $ 0                    $ 0                $ 3,903

GrowthB,D,G                   $ 3,117           $ 3,183         $ 0                    $ 0                $ 3,139

OverseasB,E,G                 $ 736             $ 750           $ 0                    $ 0                $ 741

Investment Grade BondB        $ 160             $ 163           $ 0                    $ 0                $ 161

Asset ManagerB,F,G            $ 1,633           $ 1,665         $ 0                    $ 0                $ 1,644

Index 500B                    $ 967             $ 988           $ 0                    $ 0                $ 974

ContrafundB                   $ 1,719           $ 1,757         $ 0                    $ 0                $ 1,731

Asset Manager: GrowthB        $ 175             $ 178           $ 0                    $ 0                $ 176

BalancedB                     $ 89              $ 91            $ 0                    $ 0                $ 89

Growth & IncomeB              $ 225             $ 231           $ 0                    $ 0                $ 227

Growth OpportunitiesB         $ 462             $ 472           $ 0                    $ 0                $ 465

Mid Cap+B                     $ 25              $ 25            $ 0                    $ 0                $ 25

TOTAL COMPENSATION FROM THE   $222,000          $226,500        $ 0                    $ 0                $223,500
FUND COMPLEX*, A



AGGREGATE COMPENSATION FROM A  Gerald C. McDonough  Marvin L. Mann  Robert C.  Pozen **  Thomas R. Williams
FUND

Money MarketB                  $ 589                $ 476           $ 0                  $ 482

High IncomeB                   $ 1,092              $ 880           $ 0                  $ 892

Equity-IncomeB,C,G             $ 4,778              $ 3,852         $ 0                  $ 3,903

GrowthB,D,G                    $ 3,842              $ 3,099         $ 0                  $ 3,139

OverseasB,E,G                  $ 907                $ 731           $ 0                  $ 741

Investment Grade BondB         $ 197                $ 159           $ 0                  $ 161

Asset ManagerB,F,G             $ 2,011              $ 1,621         $ 0                  $ 1,644

Index 500B                     $ 1,192              $ 963           $ 0                  $ 974

ContrafundB                    $ 2,119              $ 1,710         $ 0                  $ 1,731

Asset Manager: GrowthB         $ 216                $ 174           $ 0                  $ 176

BalancedB                      $ 109                $ 88            $ 0                  $ 89

Growth & IncomeB               $ 277                $ 225           $ 0                  $ 227

Growth OpportunitiesB          $ 569                $ 460           $ 0                  $ 465

Mid Cap+B                      $ 31                 $ 25            $ 0                  $ 25

TOTAL COMPENSATION FROM THE    $273,500             $220,500        $ 0                  $223,500
FUND COMPLEX*, A


   * Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

   ** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.

   *** Effective October 14, 1999, Mr. Lautenbach serves as a Member of the Advisory Board.

   +     Estimated.

   A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William
O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation: Ralph F. Cox, $55,039; William O. McCoy, $55,039; Marvin L. Mann, $55,039; and Thomas R. Williams, $55,039.

   B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

   C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $1,760; Phyllis Burke Davis, $1,760; Robert M. Gates, $1,760; E. Bradley Jones, $1,760; Donald J. Kirk, $1,760; William O. McCoy, $1,760; Gerald C. McDonough, $2,053; Marvin L. Mann, $1,760; and Thomas R. Williams, $1,760.

   D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $1,414; Phyllis Burke Davis, $1,414; Robert M. Gates, $1,414; E. Bradley Jones, $1,414; Donald J. Kirk, $1,414; William O. McCoy, $1,414; Gerald C. McDonough, $1,650; Marvin L. Mann, $1,414; and Thomas R. Williams, $1,414.

   E The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $334; Phyllis Burke Davis, $334; Robert M. Gates, $334; E. Bradley Jones, $334; Donald J. Kirk, $334; William O. McCoy, $334; Gerald C. McDonough, $390; Marvin L. Mann, $334; and Thomas R. Williams, $334.

   F The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $740; Phyllis Burke Davis, $740; Robert M. Gates, $740; E. Bradley Jones, $740; Donald J. Kirk, $740; William O. McCoy, $740; Gerald C. McDonough, $864; Marvin L. Mann, $740; and Thomas R. Williams, $740.

   G Certain of the non-interested Trustees' aggregate compensation from certain funds includes accrued voluntary deferred compensation as follows: Ralph F. Cox, $1,489, Equity-Income, $1,196, Growth, $283, Overseas, $626, Asset Manager; Marvin L. Mann, $1,489, Equity-Income, $1,196, Growth, $283, Overseas, $626, Asset Manager; William O. McCoy, $1,489, Equity-Income, $1,196, Growth, $283, Overseas, $626, Asset Manager; and Thomas R. Williams, $1,489, Equity-Income, $1,196,
Growth, $283, Oversea    s, $626, Asset Manager.

THE FOLLOWING INFORMATION REPLACES THE LAST PARAGRAPH FOUND UNDER THE HEADING "CONTROL OF INVESTMENT ADVISERS" ON PAGE 69.

BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Deutsche Bank AG, whose principal offices are at Taunusanlage 12, D-60325 Frankfurt am Main, Federal Republic of Germany. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH FOUND UNDER THE HEADING "MANAGEMENT AND SUB-ADVISORY SERVICES (INDEX 500 PORTFOLIO)" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 70.

BT is the sub-adviser of the fund and acts as the fund's custodian. Under its management contract with the fund, FMR acts as investment adviser. Under the sub-advisory agreement, and subject to the supervision of the Board of Trustees, BT directs the investments of the fund in accordance with its investment objective, policies and limitations, and provides custodial services to the fund.

THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH FOUND UNDER THE
HEADING "MANAGEMENT-RELATED EXPENSES" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 70.

MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR; the fees payable to FSC and FIIOC; and, for Index 500, the costs associated with securities lending, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, and the fees of the custodian (except Index 500), auditor, and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, FIIOC bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from contract holders.

THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH FOUND UNDER THE
HEADING "MANAGEMENT AND SUB-ADVISORY FEES (INDEX 500 PORTFOLIO)" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 70.

MANAGEMENT FEE (INDEX 500 PORTFOLIO). For the services of FMR under the management contract, Index 500 pays FMR a monthly management fee at the annual rate of 0.24% of the fund's average net assets throughout the month.

THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOR MONEY MARKET, INVESTMENT GRADE BOND, AND HIGH INCOME PORTFOLIOS FOUND ON PAGE 71.




GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%            $ 1 billion      .3700%

 3 - 6                .3400             50               .2188

 6 - 9                .3100             100              .1869

 9 - 12               .2800             150              .1736

 12 - 15              .2500             200              .1652

 15 - 18              .2200             250              .1587

 18 - 21              .2000             300              .1536

 21 - 24              .1900             350              .1494

 24 - 30              .1800             400              .1459

 30 - 36              .1750             450              .1427

 36 - 42              .1700             500              .1399

 42 - 48              .1650             550              .1372

 48 - 66              .1600             600              .1349

 66 - 84              .1550             650              .1328

 84 - 120             .1500             700              .1309

 120 - 156            .1450             750              .1291

 156 - 192            .1400             800              .1275

 192 - 228            .1350             850              .1260

 228 - 264            .1300             900              .1246

 264 - 300            .1275             950              .1233

 300 - 336            .1250             1,000            .1220

 336 - 372            .1225             1,050            .1209

 372 - 408            .1200             1,100            .1197

 408 - 444            .1175             1,150            .1187

 444 - 480            .1150             1,200            .1177

 480 - 516            .1125             1,250            .1167

 516 - 587            .1100             1,300            .1158

 587 - 646            .1080             1,350            .1149

 646 - 711            .1060             1,400            .1141

 711 - 782            .1040

 782 - 860            .1020

 860 - 946            .1000

 946 - 1,041          .0980

 1,041 - 1,145        .0960

 1,145 - 1,260        .0940

 over - 1,260         .0920



THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOR EQUITY-INCOME, BALANCED, GROWTH, GROWTH & INCOME, GROWTH OPPORTUNITIES, OVERSEAS, ASSET MANAGER, CONTRAFUND, ASSET MANAGER: GROWTH, AND MID CAP PORTFOLIOS FOUND ON PAGE 72.




GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .5200%            $ 1 billion      .5200%

 3 - 6                .4900             50               .3823

 6 - 9                .4600             100              .3512

 9 - 12               .4300             150              .3371

 12 - 15              .4000             200              .3284

 15 - 18              .3850             250              .3219

 18 - 21              .3700             300              .3163

 21 - 24              .3600             350              .3113

 24 - 30              .3500             400              .3067

 30 - 36              .3450             450              .3024

 36 - 42              .3400             500              .2982

 42 - 48              .3350             550              .2942

 48 - 66              .3250             600              .2904

 66 - 84              .3200             650              .2870

 84 - 102             .3150             700              .2838

 102 - 138            .3100             750              .2809

 138 - 174            .3050             800              .2782

 174 - 210            .3000              850             .2756

 210 - 246            .2950              900             .2732

 246 - 282            .2900              950             .2710

 282 - 318            .2850             1,000            .2689

 318 - 354            .2800             1,050            .2669

 354 - 390            .2750             1,100            .2649

 390 - 426            .2700             1,150            .2631

 426 - 462            .2650             1,200            .2614

 462 - 498            .2600             1,250            .2597

 498 - 534            .2550             1,300            .2581

 534 - 587            .2500             1,350            .2566

 587 - 646            .2463             1,400            .2551

 646 - 711            .2426

 711 - 782            .2389

 782 - 860            .2352

 860 - 946            .2315

 946 - 1,041          .2278

 1,041 - 1,145        .2241

 1,145 - 1,260        .2204

 over - 1,260         .2167



THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 74.

For Index 500, FMR may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or termination. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 74.

MANAGEMENT-RELATED SERVICES (INDEX 500 PORTFOLIO). Index 500 has also entered into a securities lending agreement with BT. Under the terms of the agreement, BT retains up to 30% of aggregate annual lending revenues for providing securities lending services.

THE FOLLOWING INFORMATION REPLACES THE SECOND AND THIRD PARAGRAPHS FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 74.

Under the sub-advisory agreement, for providing investment management and custodial services to Index 500 Portfolio, FMR pays BT fees at an annual rate of 0.006% of the average net assets of the fund.

For the fiscal years ended December 31, 1998, 1997, and 1996, Index 500 Portfolio paid FMR management fees of $6,919,949, $4,102,533, and $1,346,765, respectively, and for the fiscal years ended December 31, 1998 and 1997, the fund paid BT sub-advisory fees of $42,017 and $54, respectively. Prior to October 1, 1999, the fund paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 74.

For the fiscal year ended December 31, 1998, FMR paid BT fees of $149,981.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 75.

On behalf of High Income, Balanced, Growth & Income, Growth
Opportunities, Asset Manager, Contrafund, Asset Manager: Growth, and Mid Cap Portfolios, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East, a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 75.

On behalf of Overseas Portfolio, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East, a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FMR pays FIIA a fee equal to 57% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing discretionary investment management services.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 76.

For discretionary investment management and execution of portfolio transactions, no fees were paid to FMR U.K., FMR Far East or FIIA on behalf of High Income, Balanced, Growth & Income, Growth
Opportunities, Asset Manager, Contrafund, Asset Manager: Growth, Mid Cap, and Overseas Portfolios for the past three fiscal years.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUSTS" SECTION BEGINNING ON PAGE 79.

AUDITORS. PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts serves as independent accountant for Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Overseas Portfolio. The auditor examines financial statements for the funds and provides other audit, tax, and related services. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts serves as independent accountant for Mid Cap Portfolio. The auditor examines financial statements for the fund and provides other audit, tax, and related services. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts served as independent accountant for Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Balanced Portfolio, Growth & Income Portfolio, and Growth Opportunities Portfolio for the most recent fiscal period. The auditor examined financial statements for the funds and provided other audit, tax, and related services. Effective February 18, 1999, Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts serves as independent accountant for Asset Manager Portfolio, Asset
Manager: Growth Portfolio, Contrafund Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Balanced Portfolio, Growth & Income Portfolio, and Growth Opportunities Portfolio for the next fiscal period. The auditor examines financial statements for the funds and provides other audit, tax, and related services.